Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS

As of December 31, 2016 and 2015, the Company has derivative financial instruments not included in hedge relationships. These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies. For the majority of these instruments the Company acts as an intermediary for its customers. Changes in the fair value of the underlying derivative contracts for the most part offset each other and do not significantly impact the Company's results of operations.

The Company also has an interest rate swap that serves as a fair value hedge for changes in long term fixed interest rates related to commercial real estate loans. Hedge ineffectiveness is assessed quarterly and any ineffectiveness is recorded as non-interest expense. For the year ended December 31, 2016, the hedge ineffectiveness was less than $0.1 million.

The following table summarizes the notional and fair value of these derivative instruments (in thousands):

	December 31, 2016		December 31, 2015
	Notional Amount	Fair Value	Notional Amount	Fair Value
Non-hedging interest rate derivatives:
Customer counterparties:
Loan interest rate swap - assets	$234,806	$7,352	$372,995	$10,811
Loan interest rate swap - liabilities	207,201	8,111	—	—

Non-hedging interest rate derivatives:
Financial institution counterparties:
Loan interest rate swap - assets	207,201	8,111	—	—
Loan interest rate swap - liabilities	241,995	7,360	380,995	10,872

Derivatives designated as hedges of fair value:
Financial institution counterparties:
Loan interest rate swap - liabilities	4,626	12	5,475	61

The following table summarizes the change in fair value of these derivative instruments (in thousands):

	Year Ended December 31,
	2016	2015	2014
Change in Fair Value Non-Hedging Interest Rate Derivatives:
Other income - derivative assets	$3,904	$1,030	$6,811
Other income - derivative liabilities	(3,904)	(1,030)	(6,811)
Other expense - derivative liabilities	(52)	(61)	—

Change in Fair Value Hedging Interest Rate Derivatives:
Hedged item - derivative asset	$(36)	25	—
Other income (expense) - derivative liability with financial institution counterparties	13	(12)	—

Certain financial instruments, including derivatives, may be eligible for offset in the consolidated balance sheet and/or subject to master netting arrangements. The Company's derivative transactions with financial institution counterparties are generally executed under International Swaps and Derivative Association ("ISDA") master agreements which include "right of setoff" provisions. In such cases there is generally a legally enforceable right to offset recognized amounts and there may be an intention to settle such amounts on a net basis. Nonetheless, the Company does not generally offset financial instruments for financial reporting purposes. Information about financial instruments that are eligible for offset in the consolidated balance sheet as of December 31, 2016 is presented in the following tables (in thousands):

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Assets	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Assets	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Non-hedging derivative assets:
Interest rate swap agreements - customer counterparties	$7,352	$—	$7,352	$—	$7,352	$7,352	$—
Interest rate swap agreements - financial institution counterparties	8,111	—	8,111	—	—	—	8,111

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Liabilities	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Liabilities	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)*
Non-hedging derivative liabilities:
Interest rate swap agreements - customer counterparties	$7,360	$—	$7,360	$—	$29,812	$29,812	$—
Interest rate swap agreements -financial institution counterparties	$8,111	$—	$8,111	$—	$8,111	$8,111	$—

Hedging derivative liabilities:
Interest rate swap agreements	$12	$—	$12	$—	$23	$23	$—

* For instances where the fair value of financial collateral meets or exceeds the amounts presented in the Statement of Financial Position, a value of zero is displayed to represent full collateralization.